Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - Additional information (Details) - Dec. 31, 2020 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	EUR (€)	GBP (£)	USD ($)	HKD ($)	NOK (kr)	CHF (SFr)
Later than twelve years and not later than thirteen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 750
Not later than one year [member] | FT IMMO H [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 20
Later than one year and not later than two years [member] | FT IMMO H [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	41
Later than three years and not later than four years [member] | FT IMMO H [member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	33
Parent Company [Member] | Later than five years and not later than six years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						SFr 400
Parent Company [Member] | Later than five years and not later than six years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		262
Parent Company [Member] | Later than six years and not later than seven years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr					kr 500
Parent Company [Member] | Later than nine years and not later than ten years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						100
Parent Company [Member] | Later than nine years and not later than ten years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Later than nine years and not later than ten years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr					800
Parent Company [Member] | Later than twelve years and not later than thirteen years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	100
Parent Company [Member] | Later than thirteen years and not later than fourteen years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 2,450
Parent Company [Member] | Later than fourteen years and not later than fifteen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Later than fourteen years and not later than fifteen years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 939
Parent Company [Member] | Later than twenty-four years and not later than twenty-five years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			900
Parent Company [Member] | Later than twenty-six years and not later than twenty-seven years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			850
Parent Company [Member] | Later than thirty-two years and not later than thirty-three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	255
Parent Company [Member] | Not later than one year [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		517
Parent Company [Member] | Not later than one year [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			1,000
Parent Company [Member] | Later than two years and not later than three years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,110
Parent Company [Member] | Later than four years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 100
Parent Company [Member] | Later than four years [member] | Switzerland, Francs | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr						SFr 500
Parent Company [Member] | Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,512
Parent Company [Member] | Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 939
Parent Company [Member] | Later than four years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr					kr 1,300
Parent Company [Member] | Later than four years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 4,200